Quarterly Holdings Report
for
Fidelity® Michigan Municipal Income Fund
March 31, 2026
MIR-NPRT1-0526
1.814644.121
Municipal Securities - 99.1%
	Principal Amount (a)	Value ($)
Guam - 0.8%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,026,264
Water & Sewer - 0.6%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2039	1,000,000	1,087,550
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2040	1,105,000	1,191,969
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2043	750,000	807,807
TOTAL WATER & SEWER		3,087,326
TOTAL GUAM		4,113,590
Michigan - 97.3%
Education - 9.4%
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2043 (Assured Guaranty Inc Insured)	1,715,000	1,834,745
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2044 (Assured Guaranty Inc Insured)	1,010,000	1,074,867
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2045 (Assured Guaranty Inc Insured)	800,000	847,174
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	2,000,000	2,077,114
Grand Valley MI St Univ Rev 5% 12/1/2034	1,075,000	1,119,489
Grand Valley MI St Univ Rev 5% 12/1/2035	1,225,000	1,272,644
Grand Valley MI St Univ Rev 5% 12/1/2037	1,375,000	1,419,940
Michigan Finance Authority (Calvin University Proj.) 3% 9/1/2050	2,320,000	1,580,029
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2036	690,000	692,690
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	2,610,000	2,287,322
Michigan Finance Authority (Lawrence Technological University Proj.) 4% 2/1/2032	285,000	277,381
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2027	50,000	49,937
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2042	1,120,000	948,527
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2032	1,110,000	1,169,611
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2033	1,250,000	1,315,626
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2037	2,000,000	2,041,513
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.25% 11/1/2035	1,400,000	1,474,542
Michigan St Univ Revs Series 2024A, 5.25% 8/15/2054	3,000,000	3,133,801
Michigan St Univ Revs Series 2025A, 5.25% 2/15/2050	2,150,000	2,274,240
Michigan Technological Univ Series 2021, 4% 10/1/2046	2,835,000	2,558,683
Northern MI Univ Revs Series 2021, 4% 6/1/2039	900,000	890,995
Northern MI Univ Revs Series 2021, 4% 6/1/2040	500,000	486,918
Northern MI Univ Revs Series 2021, 4% 6/1/2041	1,385,000	1,334,282
Northern MI Univ Revs Series 2021, 4% 6/1/2046	1,850,000	1,642,991
Northern MI Univ Revs Series 2021, 5% 6/1/2032	375,000	406,382
Northern MI Univ Revs Series 2021, 5% 6/1/2033	365,000	393,502
Northern MI Univ Revs Series 2021, 5% 6/1/2034	375,000	402,222
Northern MI Univ Revs Series 2021, 5% 6/1/2035	375,000	400,189
Northern MI Univ Revs Series 2021, 5% 6/1/2036	400,000	423,631
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,020,616
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2040 (Build America Mutual Assurance Co Insured)	1,500,000	1,507,323
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,117,609
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2036 (Build America Mutual Assurance Co Insured)	1,200,000	1,328,784
Wayne St Univ MI Univ Revs Series 2025A, 5.25% 11/15/2055	1,000,000	1,033,621
Western MI Univ Revs Series 2021 A, 5% 11/15/2031 (Assured Guaranty Inc Insured)	150,000	164,107
Western MI Univ Revs Series 2021 A, 5% 11/15/2032 (Assured Guaranty Inc Insured)	300,000	327,051
Western MI Univ Revs Series 2021 A, 5% 11/15/2036 (Assured Guaranty Inc Insured)	400,000	427,554
Western MI Univ Revs Series 2021 A, 5% 11/15/2038 (Assured Guaranty Inc Insured)	625,000	661,722
Western MI Univ Revs Series 2021 A, 5% 11/15/2040 (Assured Guaranty Inc Insured)	635,000	667,091
Western MI Univ Revs Series 2025A, 5.25% 11/15/2054	1,000,000	1,033,112
TOTAL EDUCATION		46,119,577
Electric Utilities - 5.7%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (c)	2,000,000	1,998,322
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2054	2,000,000	2,023,959
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2026A, 5% tender 7/1/2051 (c)	5,500,000	6,008,877
Marquette MI Lt & Pwr Elec Util 5% 7/1/2029	780,000	783,965
Marquette MI Lt & Pwr Elec Util 5% 7/1/2030	900,000	904,461
Marquette MI Lt & Pwr Elec Util 5% 7/1/2031	780,000	783,729
Marquette MI Lt & Pwr Elec Util 5% 7/1/2032	1,000,000	1,004,629
Marquette MI Lt & Pwr Elec Util 5% 7/1/2033	705,000	708,068
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2038	1,700,000	1,807,917
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2039	1,000,000	1,056,598
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/29/2040	600,000	641,055
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (c)(d)	7,000,000	6,959,454
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.35% 8/1/2029	2,000,000	1,822,251
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.45% 9/1/2030	2,000,000	1,770,687
TOTAL ELECTRIC UTILITIES		28,273,972
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	5,000	5,014
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2030 (Pre-refunded to 5/15/2026 at 100)	30,000	30,086
TOTAL ESCROWED/PRE-REFUNDED		35,100
General Obligations - 31.5%
Barry Cnty Mich Gen. Oblig. 2% 3/1/2037	260,000	197,607
Berkley Mich Sch Dist 4% 5/1/2031 (State of Michigan Guaranteed)	535,000	560,837
Berkley Mich Sch Dist 4% 5/1/2033 (State of Michigan Guaranteed)	210,000	220,949
Berkley Mich Sch Dist 5% 5/1/2040 (State of Michigan Guaranteed)	310,000	339,905
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2030 (State of Michigan Guaranteed)	375,000	406,665
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2031 (State of Michigan Guaranteed)	450,000	494,824
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2032 (State of Michigan Guaranteed)	400,000	445,433
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2033 (State of Michigan Guaranteed)	500,000	561,949
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2036 (State of Michigan Guaranteed)	540,000	602,886
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,191,876
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2038 (State of Michigan Guaranteed)	575,000	634,007
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2039 (State of Michigan Guaranteed)	650,000	712,999
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2040 (State of Michigan Guaranteed)	350,000	382,108
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2041 (State of Michigan Guaranteed)	775,000	836,900
Birmingham Ciy School District Series 2024, 5% 5/1/2033	350,000	392,181
Birmingham Ciy School District Series 2024, 5% 5/1/2034	425,000	473,252
Birmingham Ciy School District Series 2024, 5% 5/1/2035	450,000	497,502
Birmingham Ciy School District Series 2024, 5% 5/1/2036	300,000	328,726
Birmingham Ciy School District Series 2024, 5% 5/1/2037	280,000	304,910
Birmingham Ciy School District Series 2024, 5% 5/1/2038	600,000	650,168
Brighton MI Area School Dist Series 2020, 3% 5/1/2036 (State of Michigan Guaranteed)	1,260,000	1,131,898
Byron Center MI Pub Schs Series 2023 II, 5.25% 5/1/2053 (State of Michigan Guaranteed)	3,570,000	3,670,783
Charles Stewart Mott Cmnty College Dist MI Gen. Oblig. Series 2020, 2.125% 5/1/2034 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	825,000	689,261
City of Lansing MI Gen. Oblig. 4% 6/1/2040 (Assured Guaranty Inc Insured)	4,810,000	4,859,831
Clarkston MI Cmnty Schs Series 2025 II, 5.25% 5/1/2050 (State of Michigan Guaranteed)	2,000,000	2,089,630
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2037 (Assured Guaranty Inc Insured)	1,000,000	1,111,623
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2038 (Assured Guaranty Inc Insured)	800,000	882,046
Crestwood Mich Sch Dist 5% 5/1/2045 (State of Michigan Guaranteed)	400,000	421,847
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2035	1,040,000	1,111,269
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2036	435,000	463,484
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2037	465,000	493,579
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2038	490,000	518,372
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2037	1,875,000	1,965,424
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2039	1,210,000	1,258,238
Detroit MI Gen. Oblig. Series 2023C, 6% 5/1/2043	1,500,000	1,654,065
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2038	3,520,000	3,778,565
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2039	3,700,000	3,948,731
Farmington MI Pub Sch Dist Series 2020, 4% 5/1/2040	3,000,000	2,966,024
Ferndale Mich Pub Schs Series 2020, 3% 5/1/2045 (State of Michigan Guaranteed)	1,000,000	796,696
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2029 (d)	525,000	554,531
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2030 (d)	425,000	455,653
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2031 (d)	725,000	787,587
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2032 (d)	725,000	794,478
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2033 (d)	1,000,000	1,087,152
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2034 (d)	1,000,000	1,082,156
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2037 (d)	700,000	746,187
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2038 (d)	1,170,000	1,238,717
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2039 (d)	1,000,000	1,054,015
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2040 (d)	1,000,000	1,046,074
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2041 (d)	1,100,000	1,148,159
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2046 (d)	2,000,000	2,036,942
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2024, 5% 1/1/2049 (d)	3,040,000	3,056,217
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2055	2,000,000	2,036,264
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Inc Insured)	480,000	490,684
Grandville MI Pub Schs Dist Series I, 4% 5/1/2039 (Assured Guaranty Inc Insured)	1,000,000	1,000,784
Grandville MI Pub Schs Dist Series I, 4% 5/1/2040 (Assured Guaranty Inc Insured)	1,300,000	1,303,541
Grosse Pointe MI Pub Sch Sys Series 2021, 3% 5/1/2033	1,000,000	962,935
Grosse Pointe Park Mich Gen. Oblig. Series 2019, 2.375% 10/1/2039	510,000	397,193
Holland MI Sch Dist Series 2023 II, 4% 11/1/2039 (State of Michigan Guaranteed)	1,855,000	1,863,905
Holland MI Sch Dist Series 2023 II, 4% 11/1/2040 (State of Michigan Guaranteed)	1,915,000	1,905,810
Kalamazoo Cnty Mich Gen. Oblig. 2% 5/1/2037	2,495,000	1,935,942
Kalamazoo Cnty Mich Gen. Oblig. 3% 5/1/2030	1,690,000	1,686,963
Kalamazoo Cnty Mich Gen. Oblig. Series 2021, 2% 5/1/2038	1,660,000	1,253,152
Karegnondi Wtr Auth Mich (Genesee Cnty MI Proj.) Series 2024, 5% 11/1/2039 (Build America Mutual Assurance Co Insured)	2,250,000	2,472,535
Lanse Creuse Mich Pub Sch 5% 5/1/2049 (State of Michigan Guaranteed)	2,750,000	2,832,007
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2031 (State of Michigan Guaranteed)	605,000	664,362
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2032 (State of Michigan Guaranteed)	580,000	644,171
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2036 (State of Michigan Guaranteed)	755,000	849,162
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,000,000	1,117,724
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2038 (State of Michigan Guaranteed)	1,400,000	1,551,799
Lincoln MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	500,000	501,016
Lincoln MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	1,000,000	1,002,031
Macomb Interceptor Drain Drainage District (Macomb CO Proj.) Gen. Oblig. 5% 5/1/2034	1,750,000	1,783,171
Mattawan Consolidated School District MI Series 2024 I, 5% 5/1/2054 (State of Michigan Guaranteed)	1,000,000	1,013,282
Michigan St Bldg Auth Rev (Michigan St Proj.) 2.52% 10/15/2042 VRDN (c)	18,300,000	18,300,000
Michigan St Bldg Auth Rev (Michigan St Proj.) Series 2024 I, 2.52% 4/15/2059 VRDN (c)	1,175,000	1,175,000
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	8,670,000	6,740,562
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5% 10/15/2029	1,190,000	1,284,831
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5.25% 4/15/2059	3,000,000	3,125,036
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2021 I, 3% 10/15/2051	1,770,000	1,270,445
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 5% 10/15/2037	2,000,000	2,207,040
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2025 I, 5% 10/15/2050	2,000,000	2,081,676
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2025 I, 5.25% 10/15/2050	2,000,000	2,123,354
Midland Cnty Mich Wtr Supply Sys Lee Twp (Midland Cnty Mich Proj.) Gen. Oblig. Series 2020, 3% 9/1/2048	695,000	519,908
Northwest Mich Regl Arpt Auth Arpt Rev (Grand Traverse Cnty Mich Proj.) 5% 1/1/2038 (d)(e)	1,120,000	1,214,905
Northwest Mich Regl Arpt Auth Arpt Rev (Grand Traverse Cnty Mich Proj.) 5% 1/1/2039 (d)(e)	1,280,000	1,378,886
Northwest Mich Regl Arpt Auth Arpt Rev (Grand Traverse Cnty Mich Proj.) 5% 1/1/2040 (d)(e)	725,000	776,099
Northwest Mich Regl Arpt Auth Arpt Rev (Grand Traverse Cnty Mich Proj.) 5.25% 1/1/2056 (d)(e)	1,040,000	1,057,835
Okemos Mich School Dist Series 2026 III, 5% 5/1/2027 (State of Michigan Guaranteed)	175,000	179,536
Okemos Mich School Dist Series 2026 III, 5% 5/1/2028 (State of Michigan Guaranteed)	380,000	398,343
Okemos Mich School Dist Series 2026 III, 5% 5/1/2030 (State of Michigan Guaranteed)	150,000	162,365
Okemos Mich School Dist Series 2026 III, 5% 5/1/2031 (State of Michigan Guaranteed)	100,000	109,713
Okemos Mich School Dist Series 2026 III, 5% 5/1/2032 (State of Michigan Guaranteed)	160,000	177,702
Okemos Mich School Dist Series 2026 III, 5% 5/1/2033 (State of Michigan Guaranteed)	125,000	140,064
Orion Charter Twp Mich Gen. Oblig. Series 2020, 2% 4/1/2034	795,000	667,320
Pennfield Mich Schs Dist Series 2022, 3% 5/1/2051 (State of Michigan Guaranteed)	1,160,000	814,973
Portage MI Pub Schs 4% 11/1/2042	1,000,000	969,701
Portage MI Pub Schs 5% 11/1/2032	2,500,000	2,503,951
Portage MI Pub Schs 5% 11/1/2034	1,250,000	1,251,774
Portage Mich Gen. Oblig. 2% 7/1/2035	780,000	630,281
Portage Mich Gen. Oblig. 2% 7/1/2036	795,000	623,674
Portage Mich Gen. Oblig. 2% 7/1/2037	810,000	618,059
Saginaw Cnty MI Gen. Oblig. Series 2020B, 3% 12/1/2040	500,000	428,594
Utica MI Cmnty Schs Series 2024, 5% 5/1/2039 (State of Michigan Guaranteed)	1,250,000	1,358,363
Warren MI Cons Sch Dist 5% 5/1/2037 (State of Michigan Guaranteed)	3,105,000	3,462,848
Warren MI Cons Sch Dist Series 2016, 5% 5/1/2035 (State of Michigan Guaranteed)	1,250,000	1,252,539
Warren MI Cons Sch Dist Series 2018, 5% 5/1/2032 (State of Michigan Guaranteed)	1,100,000	1,145,540
Warren Mich Gen. Oblig. Series 2023, 5% 6/1/2039	1,310,000	1,410,955
Woodhaven Brownstown MI SD 5% 5/1/2055 (State of Michigan Guaranteed)	1,000,000	1,018,146
Woodhaven Brownstown MI SD Series 2021 I, 3% 11/1/2046 (State of Michigan Guaranteed)	1,000,000	767,457
Wyandotte Mich City Sch Dist 5% 5/1/2040 (State of Michigan Guaranteed)	300,000	327,491
Wyandotte Mich City Sch Dist 5% 5/1/2041 (State of Michigan Guaranteed)	375,000	407,050
Ypsilanti Mich Sch Dist Series 2016 A, 5% 5/1/2032 (State of Michigan Guaranteed)	2,000,000	2,003,977
TOTAL GENERAL OBLIGATIONS		154,489,344
Health Care - 13.1%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2038	1,800,000	1,692,720
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	1,395,000	1,265,012
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,440,000	1,695,624
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2030	4,970,000	4,984,201
Kent MI Hosp Fin Auth (Mary Free Bed Rehabilitation Hospital Proj.) Series 2021 A, 4% 4/1/2041	2,805,000	2,652,167
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2021, 4% 11/15/2045	500,000	429,563
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2031	860,000	861,919
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2043	2,250,000	2,006,451
Michigan Fin Auth Rev (Corewell Health Proj.) 4% 4/15/2042	2,000,000	1,914,807
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2031	1,170,000	1,171,997
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2032	1,895,000	1,898,102
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2033	1,915,000	1,918,053
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2034	2,135,000	2,138,255
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (c)	4,190,000	4,000,107
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	4,140,000	3,815,069
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2050	6,530,000	5,549,312
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2030	710,000	734,842
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	8,180,000	7,043,131
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,000,000	1,435,525
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 4% 5/15/2027	275,000	275,074
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 5% 5/15/2044	1,500,000	1,471,142
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) Series 2019, 5% 11/15/2034	460,000	468,123
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2027	1,120,000	1,148,547
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2028	785,000	819,914
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2029	1,280,000	1,359,804
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2030	1,700,000	1,831,603
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2031	1,780,000	1,940,687
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 5/15/2033	5,000,000	5,512,682
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2036	770,000	773,875
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2039	1,430,000	1,409,007
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2040	490,000	478,375
TOTAL HEALTH CARE		64,695,690
Housing - 8.8%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3% 6/1/2051	1,580,000	1,562,591
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,700,000	1,696,666
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5% 6/1/2053	1,595,000	1,658,790
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	1,790,000	1,886,346
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 6.25% 12/1/2055	1,980,000	2,184,343
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018 A, 4% 12/1/2048	300,000	300,759
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018C, 4.25% 6/1/2049	810,000	815,203
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019 B, 3.75% 6/1/2050	1,185,000	1,186,448
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	1,900,000	1,871,025
Michigan Hsg Dev Auth Rent Hsg Rev (Mi Single Family Mortgage Proj.) Series 2022B, 2.45% 6/1/2046, LOC Barclays Bank PLC VRDN (c)	10,000,000	10,000,000
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 6% 6/1/2054	2,295,000	2,476,371
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.125% 10/1/2036	1,925,000	1,543,523
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,000,000	1,355,191
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	2,095,000	1,337,797
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	1,660,000	1,772,425
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023A, 3.8% 12/1/2033	1,490,000	1,488,681
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	3,000,000	2,351,840
Michigan Hsg Dev Rental Hsg Series 2017 A, 3.75% 10/1/2042	2,000,000	1,839,230
Michigan Hsg Dev Rental Hsg Series 2018 A, 3.8% 10/1/2038	3,965,000	3,845,473
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	2,500,000	1,959,635
TOTAL HOUSING		43,132,337
Industrial Development - 1.0%
Michigan St Strategic Fd Ltd Oblig Rev (Graphic Packaging Intl Inc Proj.) 4% tender 10/1/2061 (c)(d)	5,000,000	5,000,134
Special Tax - 1.4%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2048	890,000	909,826
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2055	2,500,000	2,159,649
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2035	1,000,000	1,037,258
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2036	1,250,000	1,293,222
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	1,595,000	1,642,251
TOTAL SPECIAL TAX		7,042,206
Tobacco Bonds - 3.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2035	2,000,000	2,015,758
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2037	2,000,000	1,996,824
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2040	2,000,000	1,935,287
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	7,250,000	6,102,256
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	3,000,000	3,085,261
TOTAL TOBACCO BONDS		15,135,386
Transportation - 13.1%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 4.25% 12/31/2038 (Assured Guaranty Inc Insured) (d)	5,840,000	5,761,161
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (d)	490,000	495,206
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2028 (d)	440,000	456,000
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2030 (d)	4,080,000	4,210,358
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2031 (d)	3,210,000	3,306,683
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2032 (d)	1,875,000	1,927,120
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2033 (d)	2,000,000	2,050,781
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2043 (d)	5,000,000	5,022,152
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2029 (d)	35,000	36,245
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2031 (d)	625,000	644,357
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2033 (d)	2,415,000	2,479,178
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2037	545,000	556,034
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2030 (d)	5,865,000	6,128,455
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2031 (d)	2,825,000	2,945,202
Wayne Cnty MI Arpt Auth Rev Series 2018D, 5% 12/1/2032 (d)	2,945,000	3,060,706
Wayne Cnty MI Arpt Auth Rev Series 2021 A, 5% 12/1/2038	1,250,000	1,340,085
Wayne Cnty MI Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (d)	1,225,000	1,302,562
Wayne Cnty MI Arpt Auth Rev Series 2021 B, 5% 12/1/2037 (d)	1,520,000	1,601,618
Wayne Cnty MI Arpt Auth Rev Series 2021 B, 5% 12/1/2046 (d)	1,280,000	1,299,527
Wayne Cnty MI Arpt Auth Rev Series 2023 D, 5% 12/1/2030 (Assured Guaranty Inc Insured) (d)	1,270,000	1,374,228
Wayne Cnty MI Arpt Auth Rev Series 2023 D, 5.25% 12/1/2037 (Assured Guaranty Inc Insured) (d)	900,000	983,376
Wayne Cnty MI Arpt Auth Rev Series 2023B, 5.25% 12/1/2037 (Assured Guaranty Inc Insured) (d)	1,000,000	1,092,640
Wayne Cnty MI Arpt Auth Rev Series 2023B, 5.25% 12/1/2038 (Assured Guaranty Inc Insured) (d)	900,000	977,780
Wayne Cnty MI Arpt Auth Rev Series 2023B, 5.5% 12/1/2039 (Assured Guaranty Inc Insured) (d)	635,000	699,312
Wayne Cnty MI Arpt Auth Rev Series 2023B, 5.5% 12/1/2041 (Assured Guaranty Inc Insured) (d)	1,685,000	1,842,757
Wayne Cnty MI Arpt Auth Rev Series 2023B, 5.5% 12/1/2042 (Assured Guaranty Inc Insured) (d)	800,000	870,320
Wayne Cnty MI Arpt Auth Rev Series 2023B, 5.5% 12/1/2043 (Assured Guaranty Inc Insured) (d)	675,000	730,381
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5.5% 12/1/2050	2,000,000	2,134,197
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2029 (d)	565,000	601,574
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2030 (d)	555,000	597,298
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2031 (d)	850,000	923,276
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.5% 12/1/2041 (d)	800,000	892,969
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.5% 12/1/2043 (d)	625,000	688,733
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.75% 12/1/2050 (d)	2,650,000	2,842,649
Wayne Cnty MI Arpt Auth Rev Series 2025 D, 5% 12/1/2041 (d)	575,000	610,013
Wayne Cnty MI Arpt Auth Rev Series 2025 D, 5% 12/1/2042 (d)	625,000	658,826
Wayne Cnty MI Arpt Auth Rev Series 2025 D, 5% 12/1/2043 (d)	450,000	471,244
Wayne Cnty MI Arpt Auth Rev Series 2025 D, 5% 12/1/2044 (d)	575,000	597,184
TOTAL TRANSPORTATION		64,212,187
Water & Sewer - 10.2%
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5% 7/1/2036 (National Public Finance Guarantee Corporation Insured)	10,000	10,020
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5.5% 7/1/2029 (Assured Guaranty Inc Insured)	20,000	20,840
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2033 (Assured Guaranty Inc Insured)	735,000	762,975
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2034 (Assured Guaranty Inc Insured)	520,000	540,301
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2035 (Assured Guaranty Inc Insured)	500,000	519,130
Genesee Cnty MI Series 2025, 5% 2/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	1,076,098
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2034	550,000	567,833
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2038	655,000	671,537
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2028	1,200,000	1,248,007
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2029	2,810,000	2,983,459
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2030	3,830,000	4,138,908
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2031	1,400,000	1,533,252
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2032	3,000,000	3,325,927
Grand Rapids MI Wtr Supply Sys 5% 1/1/2028	1,220,000	1,268,807
Grand Rapids MI Wtr Supply Sys 5% 1/1/2029	2,000,000	2,123,458
Grand Rapids MI Wtr Supply Sys 5% 1/1/2030	2,215,000	2,393,652
Grand Rapids MI Wtr Supply Sys 5% 1/1/2031	1,150,000	1,259,457
Grand Rapids MI Wtr Supply Sys 5% 1/1/2032	1,070,000	1,186,247
Great Lakes Sewer Auth MI Series 2025 C, 5.25% 7/1/2043	540,000	588,936
Great Lakes Sewer Auth MI Series 2025 C, 5.25% 7/1/2044	1,700,000	1,840,667
Great Lakes Sewer Auth MI Series B, 5% 7/1/2027	15,000	15,089
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024B, 5% 7/1/2036	1,500,000	1,667,607
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2029	1,250,000	1,340,201
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2030	1,400,000	1,526,022
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2043	3,270,000	3,566,332
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2044	1,365,000	1,477,947
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2045	4,175,000	4,475,355
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2055	600,000	629,205
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5% 7/1/2029	500,000	536,080
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5% 7/1/2030	875,000	953,764
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5.25% 7/1/2043	1,500,000	1,636,224
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5.25% 7/1/2044	1,040,000	1,125,260
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2044	3,000,000	3,234,551
TOTAL WATER & SEWER		50,243,148
TOTAL MICHIGAN		478,379,081
Puerto Rico - 1.0%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,643,730	1,192,908
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	628,236
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,410,000	1,539,385
TOTAL GENERAL OBLIGATIONS		3,360,529
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	195,000	185,233
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	845,000	889,871
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	360,000	379,481
TOTAL HEALTH CARE		1,454,585
TOTAL PUERTO RICO		4,815,114
TOTAL MUNICIPAL SECURITIES (Cost $498,274,325)		487,307,785

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $3,545,370)	2.60	3,544,661	3,545,370

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $501,819,695)	490,853,155
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,014,686
NET ASSETS - 100.0%	491,867,841

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,729,471	25,204,059	31,388,160	29,342	-	-	3,545,370	3,544,661	0.1%
Total	9,729,471	25,204,059	31,388,160	29,342	-	-	3,545,370

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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